Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity

(a)	Equity as of December 31, 2020 and 2021 are as follows:

	2020		2021
Capital stock:
Common stock (*1)	~~W~~	2,608,176	2,608,176
Preferred stock		361,465	361,465

		2,969,641	2,969,641

Hybrid bond		2,179,934	3,334,531

Capital surplus:
Share premium		11,352,924	11,352,819
Others		882,015	742,224

		12,234,939	12,095,043

Capital adjustments		(687,935)	(664,429)

Accumulated other comprehensive income, net of tax:
Gain(loss) on financial assets at fair value through other comprehensive income		226,811	(614,872)
Gain on financial assets at fair value through profit or loss (Overlay approach)		161,919	141,821
Equity in other comprehensive income of associates		4,849	7,595
Foreign currency translation adjustments for foreign operations		(377,061)	(125,219)
Net loss from cash flow hedges		(48,171)	(26,471)
Other comprehensive income(loss) of separate account		18,423	(22,850)
Remeasurement of defined benefit obligation		(385,780)	(343,124)
Changes in own credit risk on financial liabilities designated under fair value option		(5,171)	(1,816)

		(404,181)	(984,936)

Retained earnings (*2),(*3),(*4)		27,777,169	30,541,300
Non-controlling interest (*5),(*6),(*7)		2,287,291	2,247,272

	~~W~~	46,356,858	49,538,422

(*1)
For the year ended December 31, 2020, it increased due to common stock and third-party allocation paid-in
capital increase issued when the Group acquired residual shares of Orange Life Insurance Co., Ltd and Shinhan Venture Investment Co., Ltd. The cost deducted from the issuing capital is
~~W~~
13,300 million. Affinity Equity Partners and Baring Private Equity Asia who have participated in third-party allocation-based
capital increase have a right to practically appoint one director, respectively.

(*2)	As of December 31, 2020 and 2021, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to ~~W~~ 2,304,595 million and ~~W~~ 2,432,039 million, respectively.
(*3)	As of December 31, 2020 and 2021, the regulatory reserves for loan losses the Group appropriated in retained earnings are ~~W~~ 11,988 million and ~~W~~ 15,552 million, respectively.

(*4)	As of December 31, 2021, profit dividends within retained earnings of subsidiaries of the Group restricted in accordance with laws, etc. are amounted to ~~W~~ 7,364,759 million.
(*5)
As of December 31, 2020 and 2021, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd. have recognized as non-controlling
interests are
~~W~~
2,035,762 million and
~~W~~
2,035,762 million, respectively. And, for the years ended December 31, 2020 and 2021, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd.
~~W~~
54,619 million and
~~W~~
71,746 million, respectively, are allocated to profit attributed to non-controlling
interest.

(*6)	The non-controlling interests of ~~W~~ 59,709 million decreased for the year ended December 31, 2021 due to the acquisition of the remaining shares of Shinhan Asset Management Co., Ltd.
(*7)	The non-controlling interests of ~~W~~ 1,330,337 million decreased for the year ended December 31, 2020 due to the acquisition of the remaining shares of Orange Life Insurance Co., Ltd.

Capital stock of the Group
(b)	Capital stock
Capital stock of the Group as of December 31, 2020 and 2021 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks as of December 31, 2020		516,599,554
Number of issued common stocks as of December 31, 2021		516,599,554
Number of issued preferred stocks as of December 31, 2020 and 2021		17,482,000
The details of changes in the number of common shares outstanding as of December 31, 2020 and 2021 are as follows:

	2020	2021
Beginning balance	460,317,525	515,894,758
Increase	60,626,827	700,870
Decrease	(5,049,594)	(2,426)
Ending balance	515,894,758	516,593,202

Changes in the number of common shares outstanding
(c)	The details of preferred stock are as follows:

	The number of shares	Contracted dividend rate	Conversion request period(*)
Convertible preferred stock	17,482,000	4.0% per year based on issue price (non-cumulative participating)	2020.05.01~2023.04.30

(*)
Preferred stocks that have not been converted for 4 years from the issuance date and until the expiration date of the period of existence are automatically converted to common stocks at the expiration date of the period of existence.

Hybrid bond
Hybrid bonds classified as other equity instruments as of December 31, 2020 and 2021 are as follows:

	Issue date	Maturity date	Interest rate (%)	2020		2021
KRW	June 25, 2015	June 25, 2045	4.38	~~W~~	199,455	199,455
	September 15, 2017	—	3.77		134,683	134,683
	September 15, 2017	—	4.25		89,783	89,783
	April 13, 2018	—	4.08		134,678	134,678
	April 13, 2018	—	4.56		14,955	14,955
	August 29, 2018	—	4.15		398,679	398,679
	June 28, 2019	—	3.27		199,476	199,476
	September 17, 2020	—	3.12		448,699	448,699
	March 16, 2021	—	2.94		—	429,009
	March 16, 2021	—	3.30		—	169,581

USD	August 13, 2018	—	5.88		559,526	559,526
	May 12, 2021	—	2.88		—	556,007

				~~W~~	2,179,934	3,334,531

(*)	For the year ended December 31, 2021, the deduction for capital related to hybrid bonds issued is ~~W~~ 4,953 million.

Capital adjustments
Changes in capital adjustments for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	(1,116,770)	(687,935)
Acquisition of treasury stocks		(150,467)	(79)
Disposal and retirement of treasury stocks		601,809	23,589
The acquisition commitment amount for subsidiaries’ remaining shares		(22,019)	—
Other transactions with owners		(488)	(4)

Ending balance	~~W~~	(687,935)	(664,429)

Changes in accumulated other comprehensive income
Changes in accumulated other comprehensive income for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (loss) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income (loss) of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial l iabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	233,328	71,621	8,193	(217,465)	(33,711)	14,539	(401,532)	(16)	73,142	(8,255)	(260,156)
Change due to fair value		(3,601)	125,298	(1,080)	—	—	5,358	—	(15)	(19,133)	(9,689)	97,138
Reclassification:
Change due to impairment or disposal		(105,274)	—	—	5,858	—	—	—	—	—	13,942	(85,474)
Effect of hedge accounting		—	—	—	—	144,750	—	—	—	—	—	144,750
Hedging		(4,395)	—	—	45,083	(164,708)	—	—	—	—	—	(124,020)
Effects from changes in foreign exchange rate		—	74	(355)	(219,306)	—	—	—	—	721	—	(218,866)
Remeasurements of the defined benefit plans		—	—	—	—	—	—	21,422	—	—	—	21,422
Deferred income taxes		26,486	(35,074)	(1,883)	7,000	5,498	(1,474)	(5,610)	5	(2,573)	(1,169)	(8,794)
Transfer to other account		—	—	—	—	—	—	—	—	27,825	—	27,825
Non-controlling interests		285	—	—	1,769	—	—	(60)	—	—	—	1,994

Ending balance	~~W~~	146,829	161,919	4,875	(377,061)	(48,171)	18,423	(385,780)	(26)	79,982	(5,171)	(404,181)

	2021
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (loss) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income (loss) of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial l iabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	146,829	161,919	4,875	(377,061)	(48,171)	18,423	(385,780)	(26)	79,982	(5,171)	(404,181)
Change due to fair value		(1,110,290)	(31,924)	6,517	—	—	(56,484)	—	(3)	21,408	(1,526)	(1,172,302)
Reclassification:
Change due to impairment or disposal		(114,399)	—	—	—	—	—	—	—	—	—	(114,399)
Effect of hedge accounting		—	—	—	—	(209,869)	—	—	—	—	—	(209,869)
Hedging		10,627	—	—	(74,525)	239,800	—	—	—	—	—	175,902
Effects from changes in foreign exchange rate		—	—	—	333,059	—	—	—	—	673	—	333,732
Remeasurements of the defined benefit plans		—	—	—	—	—	—	59,441	—	—	—	59,441
Deferred income taxes		334,391	11,826	(3,769)	(6,226)	(8,231)	15,211	(16,164)	1	(16,061)	(1,272)	309,706
Transfer to other account		—	—	—	—	—	—	—	—	29,421	6,153	35,574
Non-controlling interests		2,547	—	—	(466)	—	—	(621)	—	—	—	1,460

Ending balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	(343,124)	(28)	115,423	(1,816)	(984,936)

Appropriation of retained earnings
(g)	Appropriation of retained earnings
The appropriation of retained earnings for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Date of appropriation:	March 25, 2021		March 24, 2022
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,251,413	5,355,358
Retirement of treasury stock		(150,325)	—
Dividend to hybrid bonds		(85,327)	(116,388)
Interim dividends		—	(299,082)
Net income		1,274,443	1,413,956

		6,290,204	6,353,844
Appropriation of retained earnings:
Legal reserve		(127,444)	(141,396)
Dividends
Dividends on common stocks paid		(773,839)	(723,230)
Dividends on preferred stocks paid		(29,999)	(24,475)
Regulatory reserve for loan losses		(3,564)	(2,972)

		(934,846)	(892,073)

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	5,355,358	5,461,771

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Financ i al Group.

Changes in regulatory reserve for loan losses including non-controlling interests

(h)	Regulatory reserve for loan losses
In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.
i) Changes in regulatory reserve for loan losses including
non-controlling
interests as of December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	3,161,170	3,329,899
Planned regulatory reversal of loan losses		168,729	369,416

Ending balance	~~W~~	3,329,899	3,699,315

(*)
After the Board of Directors’ approval of financial statements (February 9, 2022), on March 15, 2022, the Board of Directors decided to set an additional reserve for loan losses of
~~W~~
99,673 million to enhance loss absorbing capacity based on measures to extend COVID-19 financial support.

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,414,595	4,019,254
Provision for regulatory reserve for loan losses (*1)		(177,620)	(364,882)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	3,236,975	3,654,372

Basic and diluted earnings per share adjusted for regulatory reserve in won (*2)		6,299	6,625

(*1)
After the Board of Directors’ approval of financial statements (February 9, 2022), on March 15, 2022, the Board of Directors decided to set an additional reserve for loan losses of
~~W~~
99,673 million to enhance loss absorbing capacity based on measures to extend COVID-19 financial support. Among the additional adjustments to the reserve for loan losses, the amount deducted from the non-controlling interests is
~~W~~
 95,797 million.

(*2)	Dividends for hybrid bonds are deducted.

Acquisition of treasury stock

(i)	Treasury stock
The acquisitions of treasury stock for the years ended December 31, 2020 and 2021 are as follows:

	2020 (*)			2021
	The number of share	Carrying value		The number of share	Carrying value
Beginning balance	13,882,062	~~W~~	600,000	704,796	~~W~~	28,215
Acquisition	5,049,594		150,467	2,426		79
Disposal	13,191,202		(572,252)	700,870		(28,067)
Retirement	5,035,658		(150,000)	—		—

Ending balance	704,796	~~W~~	28,215	6,352	~~W~~	227

(*)
Changes in equity shares due to the exchange of shares with Orange Life Insurance Co., Ltd. and Shinhan Venture Investment Co., Ltd. are included in the acquisition and disposal for treasury stock. Shares of Shinhan Financial Group Co., Ltd. is owned by Orange Life Insurance Co., Ltd. and Shinhan Venture Investment Co., Ltd. are included in its own shares.